Basic Earnings Per Share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Basic Earnings Per Share
34.	BASIC EARNINGS PER SHARE
The calculation of basic earnings per share for the years ended December 31, 2018, 2019 and 2020 is based on the profit attributable to equity holders of the Company of RMB21,210, RMB20,517 and RMB20,850, respectively, divided by 80,932,368,321 shares.
Diluted earnings per share were equivalent to basic earnings per share, as there were no dilutive potential ordinary shares in existence for the periods presented.